Basis of preparation and recent accounting developments - Disposal of UK Gas Distribution (Details) - UK Gas Distribution (Cadent)		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed	61.00%		61.00%
Proportion of ownership interest in associate	39.00%	39.00%